Other Reserves (Details Textual) - AUD ($)				1 Months Ended
	Feb. 11, 2019	Jul. 13, 2018	Dec. 09, 2016	Nov. 26, 2018	Jun. 22, 2017	Jul. 07, 2016	Jun. 30, 2016
Other reserves (Textual)
Issue shares option in capital raising							18,045,512
Amount received in capital raising							$ 4,511,378
Non-Executive Director [Member]
Other reserves (Textual)
Number of shares unlisted option					1,000,000
Unlisted option exercisable per shares					$ 0.50
Maturity date					27 Nov 2019
Dr. Jerry Kanellos [Member]
Other reserves (Textual)
Number of shares unlisted option		1,000,000
Unlisted option exercisable per shares		$ 0.50
Maturity date		1 July 2021
Mr. Richard J. Berman [Member]
Other reserves (Textual)
Number of shares unlisted option				2,000,000
Unlisted option exercisable per shares				$ 0.50
Maturity date				30 June 2020
Dr. Gary S. Jacob [Member]
Other reserves (Textual)
Number of shares unlisted option	5,000,000
Unlisted option exercisable per shares	$ 0.50
Maturity date	10 February 2024
Employee [Member]
Other reserves (Textual)
Issued options exercisable			1,000,000
Issued options exercisable per share			$ 0.50
Issued options exercisable expiry date			Apr. 01, 2017
Grandlodge [Member]
Other reserves (Textual)
Issue shares option in capital raising						2,418,129